CONDENSED CONSOLIDATED STATEMENTS OF EQUITY (Parenthetical) - $ / shares	3 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021
Statement of Stockholders' Equity [Abstract]
Dividends declared (in dollars per share)	$ 0.325	$ 0.325	$ 0.320	$ 0.320